UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07528

Special Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Andrew Dakos
Bulldog Investors, LLC
Park 80 West
250 Pehle Avenue, Suite 708
Saddle Brook, NJ 07663
(Name and address of agent for service)

Copy to:
Thomas R. Westle, Esq.
Blank Rome LLP
1271 Avenue of the Americas
New York, NY 10020

Registrant's telephone number, including area code: 1-877-607-0414

Date of fiscal year end: December 31, 2020

Date of reporting period: July 1, 2019– June 30, 2020

Item 1. Proxy Voting Record.

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
Blackrock Credit Allocation Income Trust	7/8/2019	092508100	BTZ
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	N/A	1. DIRECTOR	Shareholder
Stephen J. Flanagan
Frederic Gabriel
Thomas H. McGlade
Jassen Trenkow
Mirror Vote	N/A	2. For the Board to consider declassifying the Board so that all directors are elected on an annual basis starting at the next annual meeting of shareholders.	Shareholder

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
Black Ridge Acquistion Corp.	7/9/2019	09216T107	BRAC
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For	1. Extension of Corporate Life: Amend the Company's amended and restated certificate of incorporation to extend the date that the Company has to consummate a business combination to August 10, 2019.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020
GOLD Proxy
Company Name	Meeting Date	CUSIP	Ticker
BlackRock Muni New York Intermediate Duration Fund, Inc.	7/18/2019	09255F109	MNE
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	N/A	1. DIRECTOR	Shareholder
David Basile
Stephen J. Flanagan
Frederic Gabriel
Christopher A. Klepps
Thomas H. McGlade
Jassen Trenkow
Mirror vote	N/A
2. For the Board to consider authorizing a self-tender offer for all outstanding shares of the Fund at or close to net asset value ("NAV"). If more than 50% of the Fund's outstanding shares are submitted for tender,the tender offer should be canceled and the Board should take the steps necessary to liquidate or convert the Fund into an open-end mutual fund.
Shareholder

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020
GOLD Proxy
Company Name	Meeting Date	CUSIP	Ticker
Blackrock NY Muni Bond Trust	7/18/2019	09249P106	BQH
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	N/A	1. DIRECTOR	Shareholder
Stephen J. Flanagan
Frederic Gabriel
Thomas H. McGlade
Jassen Trenkow

Mirror Vote	N/A	2. For the Board to consider declassifying the Board so that all directors are elected on an annual basis starting at the next annual meeting of shareholders.	Shareholder

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
Eaton Vance Municipal Bond Fund	7/18/2019	27827X101	EIM
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror	For	1. DIRECTOR	Issuer
Thomas E. Faust Jr.
Cynthia E. Frost
Scott E. Wennerholm

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
Gordon Pointe Acq.	7/26/2019	382788107	GPAQ
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. Extension Amendment: Proposal to amend the Company's Amended and Restated Certificate of Incorporation to extend the date by which the Company must consummate a business combination from July 30, 2019 to October 31, 2019, plus an option for the Company to further extend such date up to three times, each by an additional 30 days
Issuer
For	For
2. Trust Amendment: Proposal to amend the Investment Management Trust Agreement, dated as of January 24, 2018, between the Company and Continental Stock Transfer & Trust Company ("Continental"), to extend the date on which Continental must liquidate the Trust Account established in connection with the Company's initial public offering if the Company has not completed a business combination from July 30, 2019 to October 31, 2019, plus an option for the Company to further extend such date up to three times, each by an additional 30 days.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
Blackrock NY Muni Income Qual Tr.	7/29/2019	09249U105	BSE
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. DIRECTOR	Issuer
Richard E. Cavanagh
Cynthia L. Egan
Robert Fairbairn
Henry Gabbay

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020
GOLD Proxy
Company Name	Meeting Date	CUSIP	Ticker
Apollo Investment Corp.	8/6/2019	03761U502	AINV
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1. DIRECTOR	Issuer
Elliot Stein, Jr.
Bradley J. Wechsler
James C. Zelter
Mirror vote	For	2. To ratify the selection of PricewaterhouseCoopers LLP as Apollo Investment Corporation's (the "Company") independent registered public accounting firm for the fiscal year ending March 31, 2020.	Issuer

Mirror Vote	N/A	2. For the Board to consider declassifying the Board so that all directors are elected on an annual basis starting at the next annual meeting of shareholders.	Shareholder

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
Invesco Dynamic Credit Opp Fund	8/9/2019	46132R104	VTA
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1. DIRECTOR	Issuer
Cynthia Hostetler
Eli Jones
Ann Barnett Stern
Raymond Stickel, Jr.

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
Invesco High Income Trust II	8/9/2019	46131F101	VLT
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1. DIRECTOR	Issuer
Cynthia Hostetler
Eli Jones
Prema Mathai-Davis
Ann Barnett Stern
Raymond Stickel, Jr.

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
Invesco Senior Income Trust	8/9/2019	46131H107	VVR
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1. DIRECTOR	Issuer
Cynthia Hostetler
Eli Jones
Ann Barnett Stern
Raymond Stickel, Jr.

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
Simplicity Esports & Gaming Co.	8/18/2019	82887P118	WINRW
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. Approval of an amendment to the Warrant Agreement (the "Warrant Agreement"), by and between Continental Stock Transfer & Trust Company and Simplicity Esports & Gaming Company ("Company"), in order (a) to reduce the exercise price of publicly & privately issued warrants, issued and outstanding under the Warrant Agreement ("Warrants"), and (b) to revise the redemption provisions of the Warrants to provide that the Company may only redeem each Warrant in whole at a price of $0.10 per Warrant upon a minimum of 30 days' written notice of redemption.
Issuer

For	For
2. Approval of a proposal to adjourn the special meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the special meeting, we are not authorized to consummate Proposal No. 1.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
NUVEEN CONN QLTY MUNI INC FD	9/23/2019	67060D107	NTC
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Against	For
1. Approve an Agreement & Plan of Merger pursuant to which Nuveen CT Quality Muni Income Fund (the "Target Fund") will be merged with and into NAMCIF Merger Sub, LLC, a MA LLC and wholly-owned subsidiary of Nuveen AMT-Free Muni Credit Income Fund (the "Acquiring Fund"), with common shares of the Target Fund being converted into newly issued common shares of the Acquiring Fund and each issued and outstanding Adjustable Rate MuniFund Term Preferred Share ("AMTP Shares") of the Target Fund being converted into a newly issued AMTP Share of the Acquiring fund
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
Royce Global Value Trust	9/24/2019	78081T104	RGT
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1. DIRECTOR	Issuer
Patricia W. Chadwick
Arthur S. Mehlman
Michael K. Shields

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020
Gold Proxy
Company Name	Meeting Date	CUSIP	Ticker
Neuberger Berman High Yield Strategies Fund	10/3/2019	64128C106	NHS
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	Against	1. DIRECTOR	Shareholder
Frederic Gabriel
Thomas H. McGlade
Arthur D. Lipson
Mirror vote	Against
Proposal 2- Termination of the Management Agreement between the Fund and Neuberger Berman Management LLC, dated August 6, 2010, as amended or novated and all other advisory and management agreements between the Fund and Neuberger Berman Investment Advisers LLC.
Shareholder
Mirror vote	Against
Proposal 3- For the Board to consider authorizing a self-tender offer for all outstanding shares of the Fund at or close to net asset value ("NAV'). If more than 50% of the Fund's outstanding shares are submitted for tender, the tender offer should be cancelled and the Board should take the steps necessary to liquidate or convert the Fund into an open-end mutual fund.
Shareholder

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
Neuberger Berman NY Muni	10/3/2019	64124K102	NBO
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1. DIRECTOR	Issuer
Michael J. Cosgrove
Deborah C. McLean
Tom D. Seip

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
Pure Acquistion Corp.	10/10/2019	74621Q106	PACQ
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. The Extension Proposal - To amend the Company's second amended and restated certificate of incorporation to extend the date by which the Company has to consummate a business combination from October 17, 2019 to February 21, 2020.
Issuer
For	For
2. The Election of Director - To elect Jared S. Sturdivant to serve as the Class A director on the Company's Board of Directors until the 2022 annual meeting of stockholders or until his successor is elected and qualified.
Issuer
For	For
3. The Auditor Proposal - To ratify the selection by the Company's audit committee of WithumSmith+Brown, PC to serve as the Company's independent registered public accounting firm for the year ending December 31, 2019.
Issuer
For	For
4. The Adjournment Proposal - to approve the adjournment of the special meeting to a later date or dates, if necessary or appropriate, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of proposal 1.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
Legacy Acquistion Corp.	10/22/2019	524643103	LGC
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. To amend the Company's amended and restated certificate of incorporation to extend the date by which the Company has to consummate a business combination from November 21, 2019 to December 21, 2019, plus an option for the Company to further extend such date up to five times, initially to January 21, 2020 and thereafter by additional 30 day periods each to May 20, 2020 (the "Extended Date"), a copy of which is attached as Exhibit A to the proxy statement and as more fully described therein.
Issuer
For	For
2. To amend the Company's investment management trust agreement, dated as of November 16, 2017, by and between the Company and Continental Stock Transfer & Trust Company to extend the date on which to commence liquidating the trust account established in connection with the Company's initial public offering in the event the Company has not consummated a business combination from November 21, 2019 to the Extended Date, a copy of which is attached as Exhibit B to the proxy statement and as more fully described therein.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
Social Capital Hedosophia	10/23/2019	G8250R103	IPOA
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. The BCA Proposal: To approve by ordinary resolution and adopt the Agreement and Plan of Merger, dated as of July 9, 2019, as amended on October 2, 2019 (the "Merger Agreement"), by and among SCH, Vieco 10 Limited, a company limited by shares under the laws of the British Virgin Islands ("V10"), Vieco USA, Inc., a Delaware corporation and wholly owned subsidiary of V10 ("Vieco US").
Issuer

For	For
2. The Domestication Proposal: To approve by special resolution, the change of SCH's jurisdiction of incorporation by deregistering as an exempted company in the Cayman Islands and continuing and domesticating as a corporation incorporated under the laws of the State of Delaware (the "Domestication" and, together with the Mergers, the "Business Combination"). To approve the following material differences between SCH's Amended and Restated Memorandum and Articles of Association.
Issuer
For	For
3. Organizational Documents Proposal A: To authorize the change in the authorized capital stock of SCH from 500,000,000 Class A ordinary shares, par value $0.0001 per share, 50,000,000 Class B ordinary shares, par value $0.0001 per share, and 5,000,000 preferred shares, par value $0.0001 per share, to 700,000,000 shares of common stock, par value $0.0001 per share, of VGH, Inc. (the "VGH, Inc. common stock") and 10,000,000 shares of preferred stock, par value $0.0001 per share, of VGH, Inc. (the "VGH, Inc. preferred stock").
Issuer
For	For
4. Organizational Documents Proposal B: To authorize the board of directors of VGH, Inc. (the "Board") to issue any or all shares of VGH, Inc. preferred stock in one or more series, with such terms and conditions as may be expressly determined by the Board and as may be permitted by the DGCL.5)
Issuer
For	For
5. Organizational Documents Proposal C: To provide that certain provisions of the certificate of incorporation of VGH, Inc. will be subject to the Stockholders' Agreement and certain provisions of the bylaws of VGH, Inc. will be subject to the Stockholders' Agreement and the Registration Rights Agreement.
Issuer
For	For
6. Organizational Documents Proposal D: To authorize all other changes in connection with the replacement of Cayman Constitutional Documents with the Proposed Certificate of Incorporation and Proposed Bylaws as
Issuer
For	For	7. Director Election Proposal: To approve by ordinary resolution, the election of eight directors who, upon consummation of the Business Combination, will be the directors of VGH, Inc.	Issuer
For	For
8. The Stock Issuance Proposal: To approve by ordinary resolution, for the purposes of complying with the applicable provisions of Section 312.03 of the New York Stock Exchange's Listed Company Manual, the issuance of shares of VGH, Inc. common stock to (1) Vieco US pursuant to the Merger Agreement and (2) Chamath Palihapitiya, SCH's Chief Executive Officer and Chairman of its board of directors, and Vieco US, in each case, if applicable.
Issuer
For	For	9. The Incentive Award Plan Proposal: To approve by ordinary resolution, the VGH, Inc. 2019 Incentive Award Plan.	Issuer
For	For
10. The Repurchase Proposal: To approve by ordinary resolution, the repurchase, at Vieco US's election, of up to 20,000,000 shares of VGH, Inc. common stock from Vieco US at a price of $10.00 per share with cash in an aggregate amount equal to the lesser of $200.0 million and the amount (if any) by which the Available Cash (as defined in the accompanying proxy statement/prospectus) exceeds $500.0 million at the Closing (as defined in the accompanying proxy statement/ prospectus).
Issuer
For	For
11. The Adjournment Proposal: To approve the adjournment of the extraordinary general meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for the approval of one or more proposals at the extraordinary general meeting.
Issuer
For	For
11A. Shareholder Certification: I hereby certify that I am not acting in concert, or as a "group" (as defined in Section 13(d) (3) of the Securities Exchange Act of 1934, as amended), with any other shareholders with respect to the ordinary shares of SCH owned by me in connection with the proposed Business Combination. (For = I am not, Against = I am)
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
NUVEEN CONN QLTY MUNI INC FD	10/25/2019	67060D107	NTC
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. Approve an Agreement & Plan of Merger pursuant to which Nuveen CT Quality Muni Income Fund (the "Target Fund") will be merged with and into NAMCIF Merger Sub, LLC, a MA LLC and wholly-owned subsidiary of Nuveen AMT-Free Muni Credit Income Fund (the "Acquiring Fund"), with common shares of the Target Fund being converted into newly issued common shares of the Acquiring Fund and each issued and outstanding Adjustable Rate MuniFund Term Preferred Share ("AMTP Shares") of the Target Fund being converted into a newly issued AMTP Share of the Acquiring fund
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
Western Asset GBL high Income	10/25/2019	95766B109	EHI
Vote	Shareholder Recommended Vote	Proposal	Propose by issuer or shareholder
For	For	1. DIRECTOR	Shareholder
David Basile
Frederic Gabriel
For	For	2. For the board to consider declassifying the board so that all directors are elected on an annual basis starting at the next annual meeting of stockholders.	Shareholder

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
The Swiss Helvetia Fund, Inc.	10/31/2019	870875101	SWZ
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For	1. DIRECTOR	Issuer
Moritz A. Sell
Richard Dayan
For	For
2. To approve the proposed Investment Advisory Agreement between the Fund and Bulldog Investors, LLC. NOTE: Proposal 2 will be implemented by the Fund, if approved by stockholders, but is contingent on stockholder approval of Proposal 3 and Proposal 4a.
Issuer
For	For
3. To approve the proposed Investment Advisory Agreement between the Fund and Bulldog Investors, LLC. NOTE: Proposal 2 will be implemented by the Fund, if approved by stockholders, but is contingent on stockholder approval of Proposal 3 and Proposal 4a.
Issuer
For	For
4A. To approve the proposed Investment Advisory Agreement between the Fund and Bulldog Investors, LLC. NOTE: Proposal 2 will be implemented by the Fund, if approved by stockholders, but is contingent on stockholder approval of Proposal 3 and Proposal 4a.
Issuer
For	For
4B. To approve the proposed Investment Advisory Agreement between the Fund and Bulldog Investors, LLC. NOTE: Proposal 2 will be implemented by the Fund, if approved by stockholders, but is contingent on stockholder approval of Proposal 3 and Proposal 4a.
Issuer
For	For	4C. To approve amendments to certain of the Fund's fundamental investment restrictions: To permit the Fund to make loans subject to approval by the Fund's Board of Directors.	Issuer
For	For	4D. To approve amendments to certain of the Fund's fundamental investment restrictions: To permit the Fund to make loans subject to approval by the Fund's Board of Directors.	Issuer
For	For	4E. To approve amendments to certain of the Fund's fundamental investment restrictions: To permit the Fund to make loans subject to approval by the Fund's Board of Directors.	Issuer
For	For	5. To ratify the selection by the Fund's Board of Directors of Tait, Weller & Baker, LLP as the Fund's independent registered public accounting firm for the year ending December 31, 2019.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
Sentinel Energy Services	11/6/2019	81728P105	STNL
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. To amend the Company's certificate of incorporation ("charter") to extend the date by which Company has to consummate a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination, involving the Company and one or more businesses, which we refer to as a "business combination" from November 7, 2019 to May 31, 2020 (or August 31, 2020 if we have executed a definitive agreement or binding term sheet for an initial business combination by May 31, 2020) (the "Extension Amendment Proposal").
Issuer
For	For
2. To approve the adjournment of the special meeting to a later date or dates, if necessary or appropriate, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the Extension Amendment Proposal (the "Adjournment Proposal").
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
Boulder Growth & Income Fd	11/13/2019	101507101	BIF
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
mirror vote	For	1. Directors: 01. Dr. Dean L. jacobson, 02. Stephen C. Miller	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
Japan Smaller Capitalization	11/26/2019	47109U104	JOF
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
mirror vote	For	1. Directors: 01. E Han Kim, 02. Marcia l. MacHarg	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
Leisure Acquistion	11/26/2019	52539T107	LACQ
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. Extension Amendment: Proposal to amend the Company's Second Amended and Restated Certificate of Incorporation to extend the date by which the Company must consummate a business combination from December 5, 2019 to April 5, 2020.
Issuer
For	For
2. Trust Amendment: Proposal to amend the Company's investment management trust agreement, dated December 1, 2017, by and between the Company and Continental Stock Transfer & Trust Company to extend the date on which to commence liquidating the trust account established in connection with the Company's initial public offering in the event the Company has not consummated a business combination by April 5, 2020.
Issuer
For	For	3. DIRECTOR	Issuer
Steven M. Rittvo
David L. Weinstein
For	For	4. Auditor Proposal: Proposal to ratify the selection by our Audit Committee of Marcum LLP to serve as our independent registered public accounting firm for the year ending December 31, 2019.	Issuer
For	For
5. Adjournment Proposal: Proposal to adjourn the Special Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the Special Meeting, there are not sufficient votes to approve any of the foregoing proposals.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
LF Capital Acquistion	12/3/2019	50200K108	LFAC
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For	1. Directors: 1. James Erwin, 2. Karen Wendel	Issuer

For	For	2. Ratification of the selection by the Audit Committee of RSM US LLP to serve as our independent registered public accounting firm for the year ending December 31, 2019.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020
SABA Proxy***
Company Name	Meeting Date	CUSIP	Ticker
Nuveen Ohio Qual Income	12/5/2019	670980101	NUO
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For	1. DIRECTOR	Issuer
David Basile
Peter Borish
Charles Clarvit

For	For	2. For the Board to consider declassifying the Board so that all trustees are elected on an annual basis starting at the next annual meeting of shareholders.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
Phunware, Inc	12/5/2019	71948P100	PHUN
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Withhold all	For	1. Directors: 01.Keith Cowan, 02. Eric Manlunas	Issuer

Against	For	2. Ratify the selection by the Audit Committee of the Board of Marcum LLP as the independent registered public accounting firm of the Company for its fiscal year ending December 31, 2019	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
Boxwood Merger Corp.	12/12/2019	10319T101	BWMC
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. The Business Combination Proposal: To approve and adopt the unit purchase agreement, dated as of August 12, 2019 ("Purchase Agreement"), by and among Boxwood Merger Corp. ("Boxwood" or the "Company"), Atlas TC Holdings LLC, ("Holdings"), Atlas TC Buyer LLC, a wholly-owned subsidiary of Holdings and a Delaware limited liability company ("Buyer"), Atlas Intermediate Holdings LLC, a Delaware limited liability company ("Atlas Intermediate"), and Atlas Technical Consultants Holdings LP, a Delaware limited partnership (the "Seller").
Issuer
For	For
1A. Stockholder Certification: I hereby certify that I am not acting in concert, or as a "group" (as defined in Section 13(d) (3) of the Securities Exchange Act of 1934, as amended), with any other stockholder with respect to the shares of Class A common stock, par value $0.0001 per share, of Boxwood ("Class A common stock") owned by me in connection with the business combination.
Issuer
For	For
2. The Charter Amendment Proposal: To approve and adopt, assuming the Business Combination Proposal is approved and adopted, the second amended and restated certificate of incorporation of the Company (the "Proposed Charter"), which, if approved, would take effect upon the closing of the business combination (the "Closing").
Issuer
For	For
3. The Advisory Charter Proposals: To approve and adopt, on a nonbinding advisory basis certain amendments to the amended and restated certificate of incorporation of the Company (the "Charter") as reflected in the Proposed Charter, (which we refer to, collectively, as the "advisory charter proposals"): Advisory Charter Proposal A: authorize an additional 200,000,000 shares of common stock.
Issuer
For	For
4. The Advisory Charter Proposals: To approve and adopt, on a nonbinding advisory basis certain amendments to the amended and restated certificate of incorporation of the Company (the "Charter") as reflected in the Proposed Charter, (which we refer to, collectively, as the "advisory charter proposals"): Advisory Charter Proposal B: change the stockholder vote required to amend certain provisions of the Proposed Charter and the Company's bylaws.
Issuer
For	For
5. The Advisory Charter Proposals: To approve and adopt, on a nonbinding advisory basis certain amendments to the amended and restated certificate of incorporation of the Company (the "Charter") as reflected in the Proposed Charter, (which we refer to, collectively, as the "advisory charter proposals"): Advisory Charter Proposal C: clarify that the current exclusive forum provision in the Charter adopting Delaware as the exclusive forum for certain stockholder litigation does not apply to claims.
Issuer
For	For
6. The Advisory Charter Proposals: To approve and adopt, on a nonbinding advisory basis certain amendments to the amended and restated certificate of incorporation of the Company (the "Charter") as reflected in the Proposed Charter, (which we refer to, collectively, as the "advisory charter proposals"): Advisory Charter Proposal D: provide that certain amendments to and actions under the Proposed Charter are subject to the director nomination agreement to be entered into by and among Boxwood and BCP.
Issuer
For	For
7. The Advisory Charter Proposals: To approve and adopt, on a nonbinding advisory basis certain amendments to the amended and restated certificate of incorporation of the Company ("Charter") as reflected in the Proposed Charter, ("advisory charter proposals"): Advisory Charter Proposal E: To revise the existing waiver of the corporate opportunity doctrine.
Issuer
For	For
8. The Advisory Charter Proposals: To approve and adopt, on a nonbinding advisory basis certain amendments to the amended and restated certificate of incorporation of the Company ("Charter") as reflected in the Proposed Charter, ("advisory charter proposals"): Advisory Charter Proposal F: provide for certain additional changes, including, among other things, (i) changing the post-business combination company's corporate name and (ii) removing certain provisions related to our status as a blank check company.
Issuer
For	For
9. The Nasdaq Proposal: To approve, assuming the Business Combination Proposal and the Charter Proposals are approved and adopted, for the purposes of complying with the applicable listing rules of The Nasdaq Stock Market ("Nasdaq").
Issuer
For	For	10. DIRECTOR
L. Joe Boyer
Joe Reece
Daniel G. Weiss
R. Foster Duncan
Stephen M. Kadenacy
Duncan Murdoch
		George P. Bevan	Issuer
For	For	11. The Incentive Plan Proposal: To approve and adopt, assuming the condition precedent proposals are approved and adopted, the Atlas Technical Consultants, Inc. 2019 Omnibus Incentive Plan.	Issuer
For	For
12. The Adjournment Proposal: To approve the adjournment of the special meeting to a later date or dates, if necessary or appropriate, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of any of the condition precedent proposals.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
OHA Investment Corp.	12/12/2019	67091U102	OHAI
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For
1. To approve the merger of Storm Acquisition Sub Inc., a wholly owned subsidiary of Portman Ridge Finance Corporation ("PTMN"), with and into OHA Investment Corporation ("OHAI") (the "Merger Proposal"), after which OHAI will merge immediately with and into PTMN.
Issuer
Mirror vote	For
2. To approve the adjournment of the Special Meeting, if necessary or appropriate, to solicit additional proxies, in the event that there are not sufficient votes at the time of the Special Meeting to approve the Merger Proposal.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020
SABA Proxy***
Company Name	Meeting Date	CUSIP	Ticker
AMCI Acquistion Corp.	12/16/2019	00165R101	AMCI
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For	1. DIRECTOR	Issuer
Jason Grant

For	For	2. Ratification of the selection by the audit committee of Marcum LLP to serve as our independent registered public accounting firm for the year ending December 31, 2019.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020
SABA Proxy***
Company Name	Meeting Date	CUSIP	Ticker
CF Finance Acquistion	12/18/2019	12528N107	CFFA
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For	1. DIRECTOR	Issuer
Steven Bisgay
Anshu Jain
Robert G. Sharp

For	For	2. Ratification of independent registered public accounting firm.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
Mexico Equity & Income Fund	12/19/2019	592834105	MXE
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1. Directors Class III: 1A.Glenn Goodstein, 1B. Gerald Hellerman	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
Allegro Merger Corp.	12/23/2019	01749N103	ALGR
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For	1. Extension of Corporate Life: Amend the Company's amended and restated certificate of Incorporation to extend the date that the Company has to consummate a business combination to March 31, 2020.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
Tiberius Acquistion	12/23/2019	88633A107	TIBR
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For	1. DIRECTOR	Issuer
C. Allen Bradley
Senator E. B. Nelson
John W. Hayden
Michael Millhouse
For	For	2. Ratification of the selection by the Audit committee of Marcum LLP to serve as the Company's independent registered public accounting firm for the year ending December 31, 2019.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
Albertson Acquisition	12/31/2019	G35006108	ALAC
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For	1. DIRECTOR	Issuer

Bin (Ben) Wang
Guan Wang
Harry Edelson
John W. Allen
Howard Jiang
For	For
2. To ratify the appointment of Friedman LLP ("Friedman") as the Company's independent registered public accounting firm to audit the Company's financial statements for the fiscal year ended December 31, 2018 and the fiscal year then ending December 31, 2019.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
HL Acquistion Corp.	1/2/2020	G4603R106	HCCH
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. Extension Amendment: Amend the Company's memorandum and articles of association to allow the Company to extend the date by which the Company has to consummate a business combination to the Extended Date.
Issuer
For	For
2. Extended Date: Provided that the amendment to the Company's memorandum and articles of association is approved and subject to the registration of the amended memorandum and articles of association by the Registrar of Corporate Affairs, extend the date by which the Company has to consummate a business combination from January 2, 2020 to March 2, 2020.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
Gordon Pointe Acquistion	1/24/2020	382788107	GPAQ
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. Extension Amendment: Proposal to amend the Company's Amended and Restated Certificate of Incorporation, as previously amended, to extend the date by which the Company must consummate a business combination from January 29, 2020 to February 29, 2020, plus an option for the Company to further extend such date for an additional 30 days.
Issuer
For	For
2. Trust Amendment: Proposal to amend the Investment Management Trust Agreement, dated as of January 24, 2018, between the Company and Continental Stock Transfer & Trust Company ("Continental"), to extend the date on which Continental must liquidate the Trust Account established in connection with the Company's initial public offering if the Company has not completed a business combination from January 29, 2020 to February 29, 2020, plus an option for the Company to further extend such date for an additional 30 days.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
Alcentra Capital	1/29/2020	01374T102	ABDC
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote via legal proxy	For
1. To approve the merger of a wholly-owned subsidiary of Crescent Capital BDC, Inc. with and into the Company, as contemplated by the Agreement and Plan of Merger, dated August 12, 2019, as amended, by and among Crescent Capital BDC, Inc., Atlantis Acquisition Sub, Inc., the Company and Crescent Cap Advisors, LLC ("Proposal 1").
Issuer
Mirror vote via legal proxy	For
2. To approve the adjournment of the Special Meeting to another time and place to permit further solicitation of proxies, if necessary or appropriate, to obtain additional proxies if there are not sufficient votes to approve Proposal 1.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
Forum Merger II Corp	2/7/2020	34986F103	FMCI
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. The Extension Amendment Proposal - amend the Company's amended and restated certificate of incorporation to extend the date by which the Company has to consummate a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses from February 7, 2020 to June 10, 2020 or such earlier date as determined by the Company's board of directors in its sole discretion (the "Extension Amendment Proposal").
Issuer
For	For	2. DIRECTOR	Issuer
Neil Goldberg
Richard Katzman
Steven Berns
For	For
3. The Adjournment Proposal - approve the adjournment of the special meeting to a later date or dates, if necessary or appropriate, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the Extension Amendment Proposal (the "Adjournment Proposal").
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
JH Tax-ADV Shareholder Yield	2/8/2020	41013P749	HTY
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. DIRECTOR	Issuer
James R. Boyle
William H. Cunningham
Grace K. Fey
Hassell H. McClellan
Gregory A. Russo

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
Mudrick Capital Acquisiton	2/10/2020	624745105	MUDS
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. Approval of an amendment to the Company's Amended and Restated Certificate of Incorporation to extend the date by which the Company has to consummate a business combination (the "Extension") for an additional six months, from February 12, 2020 (the "Current Termination Date") to August 12, 2020 (the "Extended Termination Date").
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
HL Acquistion Corp.	3/2/2020	G4603R106	HCCH
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For	1. Extension Amendment Proposal: To extend the date by which the Company has to consummate a business combination from March 2, 2020 to July 2, 2020.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
Aberdeen Emer Mkts Equity Income	3/4/2020	00301W105	AEF
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1. Election of Class III Director to serve for a term expiring in 2023: Steven N. Rappaport	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
First Tr High Income L/S Fund	3/9/2020	33738E109	FSD
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1. DIRECTOR	Issuer
01. Robert F. Keith
Mirror vote	For	2. If properly presented at the Meeting, a shareholder proposal to terminate all investment advisory and management agreements pertaining to the Fund.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
Franklin Universal Trust	3/12/2020	355145103	FT
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	DIRECTOR	Issuer
1. Harris J. Ashton
Terrence J. Checki
Mary C. Choksi
Edith E. Holiday
Gregory E. Johnson
Rupert H. Johnson, Jr.
J. Michael Luttig
Larry D. Thompson

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
Tiberius Acquistion	3/13/2020	88633A107	TIBR
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
NO VOTE sold shares	For
1. The Business Combination Proposal - To consider and vote upon a proposal to approve and adopt the Business Combination Agreement, dated as of October 10, 2019, by and among Tiberius Acquisition Corporation, International General Insurance Holdings Ltd., the other parties thereto and, International General Insurance Holdings Ltd., a Bermuda exempted company, and Tiberius Merger Sub, Inc. & to approve transactions contemplated thereby and the performance by Tiberius Acquisition Corporation of its obligations thereunder ("Business Combination").
Issuer
NO VOTE sold shares	For	2. The Incentive Compensation Proposal: To consider and vote upon a proposal to approve the adoption of the 2020 Omnibus Incentive Plan of International General Insurance Holdings Ltd.	Issuer
NO VOTE sold shares	For
3. The Share Issuance Proposal: To consider and vote upon a proposal to approve, for purposes of complying with applicable NASDAQ Stock Market LLC listing rules, the issuance of 20% or more of the issued and outstanding shares of common stock of Tiberius Acquisition Corporation in financing transactions in connection with the Business Combination
Issuer
NO VOTE sold shares	For
4. The Adjournment Proposal: To consider and vote upon a proposal to adjourn the special meeting of Tiberius stockholders to a later date or dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the special meeting, there are not sufficient votes to approve the Business Combination.
Issuer
NO VOTE sold shares	For
A. Intention to Exercise Redemption Rights: If you intend to exercise your redemption rights, please check 'For' box. Checking 'For' box, however, is not sufficient to exercise your redemption rights. You must comply with the procedures set forth in the proxy statement/prospectus under the heading "Special Meeting of Tiberius Stockholders - Redemption Rights
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
Central Securities Corp.	3/18/2020	155123102	CET
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1. DIRECTOR	Issuer
L. Price Blackford
Simms C. Browning
Donald G. Calder
David C. Colander
Jay R. Inglis
Wilmot H. Kidd
Wilmot H. Kidd IV
David M. Poppe
Mirror vote	For	2. Ratification of the appointment of KPMG LLP as independent registered accounting firm for 2020.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
Tiberius Acq. Corp	3/19/2020	88633A107	TIBR
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
No Vote Shares sold	For
1. The Extension Amendment Proposal - To amend the amended and restated certificate of incorporation of Tiberius Acquisition Corporation ("Tiberius") to extend the date by which Tiberius has to consummate a business combination from March 20, 2020 to April 20, 2020.
Issuer
No Vote Shares sold	For
2. The Adjournment Proposal - To adjourn the special meeting of Tiberius stockholders to a later date or dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the special meeting, there are not sufficient votes to approve the Extension Amendment Proposal.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
BrandywineGlobal - Global Income OPP	3/20/2020	10537L104	BWG
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For	1.1 Election of Director: Andrew Dakos	Shareholder
For	For	1.2 Election of Director: Rajeev Das	Shareholder
For	For	2. Ratification of PricewaterhouseCoopers LLP ("PwC") as the fund's independent registered public accountants.	Shareholder
For	For	3. To conduct a self-tender offer at or close to NAV.	Shareholder
For	For	4. The Board should amend the bylaws to provide that in a contested election, a majority of the votes cast in the election of Directors shall be required to elect a Director.	Shareholder

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
Western Asset Corp Loan Fund	3/20/2020	95790J102	TLI
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For	1.1 Election of Director: Phillip Goldstein	Shareholder
For	For	1.2 Election of Director: Andrew Dakos	Shareholder
For	For	1.3 Election of Director: Rajeev Das	Shareholder
For	For	2. Ratification of PricewaterhouseCoopers LLP ("PwC") as the fund's independent registered public accountants.	Shareholder
For	For	3. The board should amend the bylaws to provide that in a contested election, a majority of the votes cast in the election of directors shall be required to elect a director.	Shareholder

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
Western Asset High Inc Opp Fd	3/20/2020	95766K109	HIO
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1.1 Election of Class I Director: Robert D. Agdern	Issuer
Mirror vote	For	1.2 Election of Class I Director: Carol L. Colman, CFA	Issuer
Mirror vote	For	1.3 Election of Class I Director: Daniel P. Cronin	Issuer
Mirror vote	For	2. To ratify the selection of PricewaterhouseCoopers LLP ("PwC") as independent registered public accountants of the Fund for the fiscal year ended September 30, 2020.	Issuer
Mirror vote	Against	3. A non-binding proposal put forth by Saba Capital Management, L.P. regarding a self-tender offer, if properly presented before the Meeting.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
Adams Diversified Equity Fund	4/9/2020	006212104	ADX
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1. DIRECTOR	Issuer
Enrique R. Arzac
Kenneth J. Dale
Frederic A. Escherich
Roger W. Gale
Lauriann C. Kloppenburg
Kathleen T. McGahran
Craig R. Smith
Mark E. Stoeckle

Mirror vote	For	2. Ratification of the selection of PricewaterhouseCoopers LLP as independent public auditors.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
Adams Natural Resources Fund	4/9/2020	00548F105	PEO
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Against	For	1. DIRECTOR	Issuer
Enrique R. Arzac
Kenneth J. Dale
Frederic A. Escherich
Roger W. Gale
Lauriann C. Kloppenburg
Kathleen T. McGahran
Craig R. Smith
Mark E. Stoeckle
For	For	2. Ratification of the selection of PricewaterhouseCoopers LLP as independent public auditors.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
Graf Industrial Corp	4/9/2020	384278107	GRAF
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
No VOTE	For	01. Election of Director:Julie J. Levenson	Issuer
No VOTE	For	02.Election of Director: Sabrina Mckee	Issuer

No VOTE	For
1. Amend (the "Extension Amendment") the Company's second amended and restated certificate of incorporation (the "charter") to extend the date by which the Company has to consummate a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (a "business combination") from April 18, 2020 to July 31, 2020 (the "Extension," and such date, the "Extended Date") ("the Extension Amendment Proposal").
Issuer
No VOTE	For
3. Approve the adjournment of the special meeting to a later date or dates, if necessary or appropriate, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the Extension Amendment Proposal (the "Adjournment Proposal").
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
Tottenham Acquistion Corp.	4/9/2020	G8959N106	TOTA
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For	1. DIRECTOR	Issuer
Jason Ma
Felix Wong
Satoshi Tominaga
Albert Lyu
Estela Kuo

For	For
2. APPROVAL OF AN AMENDMENT TO THE COMPANY'S AMENDED AND RESTATED MEMORANDUM AND ARTICLES OF ASSOCIATION TO EXTEND THE DATE BY WHICH THE COMPANY HAS TO CONSUMMATE A BUSINESS COMBINATION (THE "EXTENSION") TWO TIMES FOR AN ADDITIONAL THREE MONTHS EACH TIME FROM MAY 6, 2020.
Issuer
For	For	3. APPROVAL OF AN AMENDMENT TO THE COMPANY'S EXISTING INVESTMENT MANAGEMENT TRUST AGREEMENT TO MAKE CHANGES NECESSARY TO REFLECT THE EXTENSION.	Issuer
For	For	4. RATIFICATION OF THE APPOINTMENT OF FRIEDMAN LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2019.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
Eaton Vance Float-Rate Inc Plus	4/16/2020	278284104	EFF
Vote	Shareholder Recommended Vote	Proposal	Propose by issuer or shareholder
For All	For	1. DIRECTOR	Shareholder
David Basile
Peter Borish
Charles Clarvit
For	For	2. For the Board to consider declassifying the Board so that all trustees are elected on an annual basis starting at the next annual meeting of shareholders.	Shareholder

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
The Taiwan Fund	4/21/2020	874036106	TWN
Vote	Shareholder Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1. DIRECTOR	Shareholder
William C. Kirby
Anthony S. Clark
Thomas G. Kamp
Warren J. Olsen
Shelley E. Rigger
Mirror vote	For
2. To approve an Agreement of Merger reincorporating the Fund, currently a Delaware corporation, as a Maryland corporation by means of a merger of the Fund into a wholly-owned, newly formed Maryland subsidiary.
Shareholder

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
General American Investors	4/22/2020	368802104	GAM
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1. DIRECTOR	Issuer
Mr. Berens
Mr. Davidson
Ms. Del Villar
Mr. Gordan
Ms. Gotbaum
Ms. Lynch
Mr. Priest

Mirror vote	For	2. Ratification of the selection of Ernst & Young LLP as auditors.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
Cohen & Steers Qlty Inc Realty FD	4/23/2020	19247L106	RQI
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
No vote shares sold	For	2. DIRECTOR	Issuer
01 Michael G. Clark
02 Dean A. Junkans

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
THL Credit Senior Loan Fund	4/24/2020	87244R103	TSLF
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
No vote shares sold	For	2. DIRECTOR	Issuer
01 Laurie Hesslein
No vote shares sold	For	1. To approve new advisory agreement between the fund and First Eagle Alternative Credit, LLC (fomally known as THL Credit Advosors, LLC)	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
Barings BDC, Inc	4/30/2020	06759L103	BBDC
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1A. Election of Class II Director: Michael Freno	Issuer
Mirror vote	For	1B.Election of Class II Director: John A. Switzer	Issuer

Mirror vote	For
2. To authorize the Company, with subsequent approval of its Board of Directors, to issue and sell shares of its common stock at a price below its then current net asset value per share in one or more offerings, subject to certain limitations (including, without limitation, that the number of shares does not exceed 25% of its then outstanding common stock immediately prior to each such offering).
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
Tegna Inc.	4/30/2020	87901J105	TGNA
Vote	Shareholder Recommended Vote	Proposal	Propose by issuer or shareholder
FOR	For	1. DIRECTOR	Shareholder
Soohyung Kim
Colleen B. Brown
Ellen McClain Haime
Deborah McDermott
FOR	For	2. Company's proposal to ratify the appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm for fiscal 2020.	Shareholder
Against	For	3. Company's proposal of an advisory resolution to approve executive compensation.	Shareholder
Against	For	4. Company's proposal to approve the TEGNA 2020 Omnibus Incentive Compensation Plan.	Shareholder

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
Crescent Capital BDC	5/4/2020	225655109	CCAP
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1A. Election of Class I Director for a two-year term: Kathleen S. Briscoe	Issuer
Mirror Vote	For	1B. Election of Class II Director for a three-year term: Michael S. Segal	Issuer
Mirror Vote	For	1C. Election of Class II Director for a three-year term: John S. Bowman	Issuer
Mirror Vote	For	2. To ratify the selection of Ernst & Young LLP ("E&Y") as the Corporation's independent registered public accounting firm for the fiscal year ending December 31, 2020.	Issuer
Mirror Vote	For
3. To consider and vote upon a proposal to allow the Corporation to increase leverage by approving the application to the Corporation of a minimum asset coverage ratio of 150%, pursuant to Section 61(a)(2) of the Investment Company Act of 1940, to become effective the date after the Annual Meeting, which would permit the Corporation to double the maximum amount of leverage that it is currently permitted to incur
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
Equus Total Return Inc.	5/7/2020	294766100	EQS
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
	For	1. DIRECTOR	Issuer
Fraser Atkinson
Kenneth I. Denos
Henry W. Hankinson
John A. Hardy
Robert L. Knauss
Mirror Vote
Mirror Vote	For	2. To ratify the selection of BDO USA, LLP as the Company's independent registered public accountant for the fiscal year ending December 31, 2020.	Issuer
Mirror Vote	For
3. To approve, in a non-binding vote, the compensation paid to the Company's executive officers in 2019, as disclosed pursuant to Item 402 of Regulation S-K, including the Compensation Discussion and Analysis, compensation tables, and narrative discussion.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
Griffin Industrial Realty Inc.	5/7/2020	398231100	GRIF
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
FOR	For	1. Election of Director to serve for a one-year term expiring at the 2021 annual meeting:	Issuer
FOR	For	David R. Bechtel
FOR	For	Edgar M. Cullman, Jr
FOR	For	Frederick M. Danziger
FOR	For	Gordon F. DuGan
FOR	For	Michael S. Gamzon
FOR	For	Jonathan P. May
FOR	For	Molly North
FOR	For	Amy Rose Silverman
FOR	For	Albert H. Small, Jr.
FOR	For	2. The ratification of the selection of RSM US LLP as Griffin's independent registered public accountants for fiscal 2020.	Issuer
Against	For	3. The approval, on an advisory (non-binding) basis, of the compensation of Griffin's named executive officers as presented in Griffin's Proxy Statement.	Issuer
Against	For	4. The approval of an amendment to Griffin's amended and restated certificate of incorporation to impose certain ownership and transfer restrictions.	Issuer
Against	For	5. The approval of Griffin's reincorporation as a Maryland corporation, through and including a merger with and into our wholly owned subsidiary.	Issuer
Against	For	6. The approval of the Griffin Industrial Realty, Inc. and Griffin Industrial, LLC 2020 Incentive Award Plan.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
Source Capital	5/11/2020	836144105	SOR
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1. DIRECTORS	Issuer
Atwood
Brown
Lipson
Osborne
Pisano
Purcell

Mirror vote	For	2A. To approve the amendment or elimination of the fundamental investment restrictions: Commodities and Real Estate	Issuer
Mirror vote	For	2B. To approve the amendment or elimination of the fundamental investment restrictions: Senior Securities and Borrowing	Issuer
Mirror vote	For	2C. To approve the amendment or elimination of the fundamental investment restrictions: Concentration of Investments	Issuer
Mirror vote	For	2D. To approve the amendment or elimination of the fundamental investment restrictions: Making Loans	Issuer
Mirror vote	For	2E. To approve the amendment or elimination of the fundamental investment restrictions: Underwriting	Issuer
Mirror vote	For	2F. To approve the amendment or elimination of the fundamental investment restrictions: Concentration Limits	Issuer
Mirror vote	For	2G. To approve the amendment or elimination of the fundamental investment restrictions: Short Sales and Purchases of Securities on Margin	Issuer
Mirror vote	For	2H. To approve the amendment or elimination of the fundamental investment restrictions: Investments in which a Director or Officer is Invested	Issuer
Mirror vote	For	2I. To approve the amendment or elimination of the fundamental investment restrictions: Writing and Selling Options	Issuer
Mirror vote	For	2J. To approve the amendment or elimination of the fundamental investment restrictions: Investments in Other Investment Companies	Issuer
Mirror vote	For	2K. To approve the amendment or elimination of the fundamental investment restrictions: Investments in Securities for Which Market Quotations Are Not Readily Available	Issuer
Mirror vote	For	2L. To approve the amendment or elimination of the fundamental investment restrictions: Purchases of Certain Restricted Securities	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
The Howard Hughes Corp	5/14/2020	44267D107	HHC
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Abstain all	For	1. DIRECTOR	Issuer
Election of Director: William Ackman
Election of Director: Adam Flatto
Election of Director: Jeffrey Furber
Election of Director: Beth Kaplan
Election of Director: Paul Layne
Election of Director: Allen Model
Election of Director: R. Scot Sellers
Election of Director: Steven Shepsman
Election of Director: Mary Ann Tighe

Against	For	2. Advisory vote to approve executive compensation (Say-on-Pay)	Issuer
Against	For	3. Approval of The Howard Hughes Corporation 2020 Equity Incentive Plan	Issuer
For	For	4. Ratification of the appointment of Ernst & Young LLP as our independent registered public accounting firm for 2020	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
180 Degree Capital	5/14/2020	68235B109	TURN
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
No Vote shares sold	For	1. DIRECTORS	Issuer
STACY R. BRANDOM
KEVIN M. RENDINO
RICHARD P. SHANLEY
PARKER A. WEIL
DANIEL B. WOLFE

No Vote shares sold	For
2. To approve an amendment to the Company's restated certificate of incorporation to effect a reverse stock split of the Company's common stock, by a ratio of not less than 1-for-2 and not more than 1-for-4, and a proportionate reduction in the number of authorized shares of common stock, such ratio and the implementation and timing of such Reverse Stock Split to be determined in the discretion of the Board of Directors of the Company.
Issuer
No Vote shares sold	For	3. To ratify, confirm and approve the Audit Committee's selection of PricewaterhouseCoopers LLP as the independent registered public accountant for the fiscal year ending December 31, 2020.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
AMCI Acquistion Corp.	5/15/2020	00165R101	AMCI
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
No Vote shares sold	For
1. Extension Amendment Proposal: Amend the Company's amended and restated certificate of incorporation to extend the date that the Company has to consummate a business combination from May 20, 2020 to October 20, 2020 or such earlier date as determined by the board of directors.
Issuer
No Vote shares sold	For
2. Adjournment Proposal: Adjourn the Special Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of Proposal 1.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
Tenzing Acquistion	5/21/2020	G8708A116	TZAC
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
NO Vote late mail	For
1. Amend Tenzing's Amended and Restated Memorandum and Articles of Association ("Articles") to extend the date by which Tenzing has to consummate a business combination from May 26, 2020 (or June 23, 2020 if Tenzing has executed a definitive agreement for a business combination by May 26, 2020) to July 27, 2020 (or Sep. 28, 2020 if Tenzing has executed a definitive agreement for a business combination by July 27, 2020), by amending the Articles to delete existing Regulation 23.2 and replacing it with new Regulation 23.2 (see proxy statement).
Issuer

NO Vote late mail	For
2. Adjournment of the Meeting: To direct the chairman of the special meeting to adjourn the special meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the special meeting, there are not sufficient votes to approve Proposal 1

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
RMR Real Estate Income Fund	5/22/2020	76970B101	RIF
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1A. To elect Class I Trustee to our Board (Common Shareholders and Preferred Shareholders, voting together as a single class): John L. Harrington	Issuer
Mirror vote	For
2. If properly presented at the meeting, vote on a shareholder proposal to terminate all investment advisory and management agreements with RMR Advisors. (Common Shareholders and Preferred Shareholders, voting together as a single class)
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
Longevity Acquistion Corp	5/22/2020	G56372132	LOAC
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. Extension Proposal: Amend Longevity's Amended and Restated Memorandum and Articles of Association to extend the date by Longevity must consummate a business combination to November 30, 2020, by amending the Amended and Restated Memorandum and Articles of Association to delete the existing Regulation 23.2 thereof and replacing it with the new Regulation 23.2 in the form set forth in Annex A of the accompanying proxy statement.
Issuer
For	For	2. DIRECTOR	Issuer
Jun Liu
Pai Liu
For	For
3. Adjournment Proposal: To direct the chairman of the special meeting to adjourn the special meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the special meeting, there are not sufficient votes to approve the Extension Proposal and the Director Proposal.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
Aberdeen Japan Equity	5/27/2020	00306JA10	JEQ
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1A.Election of Class III Director to serve until the 2023 Annual Meeting of Shareholders: Anthony S. Clark	Issuer
Mirror vote	For	1B.Election of Class III Director to serve until the 2023 Annual Meeting of Shareholders: Richard J. Herring	Issuer
Mirror vote	For	2A.Election of Class II Director to serve until the 2022 Annual Meeting of Shareholders: Martin Gilbert	Issuer
Mirror vote	For	To amend the Fund's fundamental investment restriction related to borrowing or issuing senior securities.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
THL Credit	5/28/2020	872438106	TCRD
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For
1. To approve the Company's entry into a new investment management agreement between the Company and First Eagle Alternative Credit, LLC, formerly known as THL Credit Advisors LLC (the "Adviser"), that will replace the prior investment management agreement with the Adviser.
Issuer

Mirror Vote	For	2. To approve the adjournment of the Special Meeting, if necessary or appropriate, to solicit additional proxies.

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
Hill International	6/4/2020	431466101	HIL
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For	1. DIRECTOR	Issuer
Paul J. Evans
James B. Renacci
For	For	2. Advisory vote to approve the Company's named executive officer compensation	Issuer

For	For	3. Ratification of the appointment of Grant Thornton LLP as the Company's independent registered public accounting firm for 2020	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
Legacy Acquistion WTS	6/5/2020	524643111	LGC WS
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. To approve amendments to that certain Warrant Agreement, dated as of November 16, 2017, between the Company and Continental Stock Transfer & Trust Company (the "Warrant Agreement"), which amendments provide, among other things, that subject to the closing of the Business Combination (the "Closing"), each outstanding Public Warrant and each outstanding Private Placement Warrant shall, respectively, no longer be exercisable to purchase one-half share of Class A common stock for $5.75 per half-share (subject to adjustment as provided in the Warrant Agreement) and instead shall be converted solely into the right to receive (i) if, at the Closing, the aggregate gross Cash in the Trust Fund (after all redemptions of shares of Class A common stock in connection with the Business Combination but including any proceeds received by the Company from the PIPE Financing (as defined in the Consent Solicitation Statement) (if consummated)) equals at least $225 million, $1.00 in cash, or (ii) if, at the Closing, the aggregate gross Cash in the Trust Fund (after all redemptions of shares of Class A common stock in connection with the Business Combination but including any proceeds received by the Company from the PIPE Financing (if consummated)) is less than $225 million, $0.50 in cash and 0.055 of a share of common stock of Blue Impact Inc., the post-Business Combination company (the "Warrant Amendments"), a copy of which is attached to the Consent Solicitation Statement as ExhibitA.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
The GDL Fund	6/5/2020	361570104	GDL
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For	1. DIRECTOR	Issuer
Clarence A. Davis
For	For
2. RESOLVED: Request that the Board of Trustees consider authorizing a self-tender offer for all outstanding shares of the Fund at or close to net asset value. If more than 50% of the Fund's outstanding shares are submitted for tender, the tender offer should be cancelled and the Fund should be liquidated or converted into an open-end mutual fund.
Issuer
Meeting extended from 5/11/20

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
Forum Merger II Corp	6/8/2020	34986F103	FMCI
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. The Extension Amendment Proposal - amend the Company's amended and restated certificate of incorporation to extend the date by which the Company has to consummate a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses from June 10, 2020 to September 30, 2020 (the "Extension Amendment Proposal").
Issuer
For	For
2. The Adjournment Proposal - approve the adjournment of the special meeting to a later date or dates, if necessary or appropriate, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the Extension Amendment Proposal (the "Adjournment Proposal").
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
The New Ireland Fund	6/9/2020	645673104	IRL
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1. DIRECTOR	Issuer
Sean Hankshaw

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
Schultz Special Purpose Acquistion	6/9/2020	80821R109	SAMA
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. The Charter Amendment: To amend the Company's amended and restated certificate of incorporation to extend the date by which the Company has to consummate a business combination from June 13, 2020 to September 30, 2020.
Issuer
For	For	2. DIRECTOR	Issuer
William G. LaPerch
William T. Allen
For	For
3. The Auditor Proposal: To ratify the selection by our audit committee of Marcum LLP to serve as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2020
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
Dividend & Income Fund	6/10/2020	25538A204	DNI
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For	1. DIRECTOR	Issuer
ELECTION OF ONE TRUSTEE: MATTHEW S. CROUSE
For	For	2. A NON-BINDING PROPOSAL TO CONDUCT A SELF-TENDER OFFER AT OR CLOSE TO NAV	Issuer
For	For
3. THE FUND'S INVESTMENT MANAGEMENT AGREEMENT WITH BEXIL SHALL BE TERMINATED UNLESS WITHIN THIRTY DAYS AFTER THE DATE THIS MEETING IS CONCLUDED, THOMAS B. WINMILL RECOMMENDS THAT THE BOARD OF TRUSTEES (1) ELIMINATE THE FUND'S 4.99% SHARE OWNERSHIP LIMITATION, AND (2) REPLACE THE FUND'S 75% VOTE STANDARD IN A CONTESTED ELECTION WITH A PLURALITY STANDARD.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
Highland Global Allocation Fund	6/12/2020	43010T104	HGLB
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. DIRECTOR	Issuer
Dr. Bob Froehlich

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
CF Finance Acquisition	6/15/2020	12528N107	CFFA
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. Extension Amendment Proposal: Amend the Company's amended and restated certificate of incorporation to extend the date that the Company has to consummate a business combination from June 17, 2020 to September 17, 2020 or such earlier date as determined by the board of directors.
Issuer
For	For
2. Adjournment Proposal: Adjourn the Special Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of Proposal 1.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
Brookfield Property Reit Inc.	6/17/2020	1182X103	BPYU
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Against ALL	For	1. Election of Director: Caroline M. Atkinson	Issuer
Election of Director: Jeffrey M. Blidner
Election of Director: Soon Young Chang
Election of Director: Richard B. Clark
Election of Director: Omar Carneiro da Cunha
Election of Director: Scott R. Cutler
Election of Director: Stephen DeNardo
Election of Director: Louis J. Maroun
Election of Director: A. Douglas McGregor
Election of Director: Lars Rodert
For	For	2. To ratify the selection of Deloitte & Touche LLP as our independent registered public accounting firm for the year ending December 31, 2020.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
Atlas Technical Consultants WTS	6/19/2020	049430119	ATCXW
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For	1. DIRECTOR	Issuer
L. Joe Boyer
Brian Ferraioli
For	For	2. To approve the selection of Grant Thornton as our independent registered public accounting firm to audit our financial statements for the fiscal year ending December 31, 2020.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
Sutter Rock Capital	6/19/2020	86944Q100	SSSS
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. DIRECTOR	Issuer
	For	Mark D. Klein
Lisa Westley
Mirror Vote	For	2. To approve the Sutter Rock Capital Corp. Amended and Restated 2019 Equity Incentive Plan.	Issuer
Mirror Vote	For	3. To provide an advisory non-binding vote to approve executive compensation.	Issuer
Mirror Vote	For	4. The ratification of the selection of Marcum LLP as the independent registered public accounting firm for Sutter Rock Capital Corp. for the fiscal year ending December 31, 2020.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
FS KKR Capital	6/23/2020	302635107	FSK
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1. DIRECTOR	Issuer
Elizabeth J. Sandler
Michael J. Hagan
Jeffrey K. Harrow
James H. Krop
Mirror vote	For	2. To approve the proposal to allow the Company in future offerings to sell its shares below net asset value per share in order to provide flexibility for future sales.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
Garrison Capital	6/24/2020	366554103	GARS
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Against	For	1A. Election of Director: Matthew Westwood	Issuer

Abstain	For	2. Ratification of selection of RSM US LLP to serve as our independent registered public accounting firm for fiscal year ending December 31, 2020.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
Trinity Place Holdings Inc.	6/25/2020	89656D101	TPHS
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For	1. DIRECTOR	Issuer
Alexander C. Matina
Jeffrey B. Citrin

For	For	2. To ratify the appointment of BDO USA, LLP as the independent registered public accounting firm for the fiscal year ending December 31, 2020.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2019 - June 30,2020

Company Name	Meeting Date	CUSIP	Ticker
Morgan Stanley India Inv FD	6/25/2020	61745C105	IIF
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1. DIRECTOR	Issuer
Nancy C. Everett

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Special Opportunities Fund, Inc.

By (Signature and Title)* /s/ Andrew Dakos
Andrew Dakos, President

Date August 12, 2020

* Print the name and title of each signing officer under his or her signature.